Segment information (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Investments	R$ 494	R$ 438	R$ 165
Property, plant and equipment	37,579	40,417
Intangible assets	3,063	3,387	3,107
Right of use of assets	3,884	3,719	R$ 3,820
Other receivables	4,353	2,596
Unallocated amounts [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		101
Intangible assets		25
Right of use of assets		61
Other receivables		122
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Investments	456	381
Property, plant and equipment	16,404	16,748
Intangible assets	2,381	2,690
Right of use of assets	1,541	1,883
Other receivables	3,747	615
Country Of U S A And Europe [Member]
IfrsStatementLineItems [Line Items]
Investments	38	57
Property, plant and equipment	6,591	7,850
Intangible assets	24	106
Right of use of assets	2,145	1,457
Other receivables	88	1,560
Country Of Mexico [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	14,478	15,718
Intangible assets	566	566
Right of use of assets	143	318
Other receivables	291	R$ 299
Unallocated amounts [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	106
Intangible assets	92
Right of use of assets	55
Other receivables	R$ 227